Earnings Per Common Share - Summary of Computation of Basic and Diluted Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income	$ 110,387	$ 84,242	$ 86,135
Denominator:
Weighted-average common shares outstanding	15,488,982	15,295,573	15,332,553
Effect of dilutive PBRSUs and TBRSUs	122,507	94,779	72,607
Earnings per common share:	15,611,489	15,390,352	15,405,160
Earnings per common share:
Basic earnings per common share	$ 7.13	$ 5.51	$ 5.62
Diluted earnings per common share	$ 7.07	$ 5.47	$ 5.59